DISCONTINUED OPERATIONS - Cashflows (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Operating activities
Loss from discontinued operations	[1]	$ 0.0	$ (154.9)
Adjustments for:
Income tax recovery		0.4	10.4
Finance income		(2.2)	(1.5)
Finance costs		62.6	69.0
Change in non-cash operating working capital		(25.9)	71.6
Income taxes received		2.6	4.1
Cash generated from operations		263.5	245.1
Investing activities
Mining interests		(253.3)	(213.9)
Interest received		2.2	1.2
Cash used by investing activities		(234.0)	(32.2)
Change in cash and cash equivalents		$ (20.3)	(112.5)
Discontinued operations [member]
Operating activities
Loss from discontinued operations			(154.1)
Adjustments for:
Depreciation and depletion			35.4
Income tax recovery			83.9
Finance income			(0.4)
Finance costs			0.4
Impairment loss on held-for-sale assets			253.1
Total adjustments to reconcile profit (loss)			50.5
Change in non-cash operating working capital			(15.9)
Income taxes received			2.6
Cash generated from operations			37.2
Investing activities
Mining interests			(4.5)
Interest received			0.4
Cash used by investing activities			(4.1)
Change in cash and cash equivalents			$ 33.1

[1]	In the prior year period, Peak Mines and Mesquite were classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 16 for further details.